CONSOLIDATED BALANCE SHEETS (Parenthetical) shares in Thousands, $ in Thousands	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($) shares		Dec. 31, 2020 ₪ / shares	Dec. 31, 2020 USD ($) shares
Statement of Financial Position [Abstract]
Amortized cost | $		$ 189,543	[1]		$ 187,719	[2]
Ordinary shares, par value | ₪ / shares	₪ 15			₪ 15
Ordinary shares, authorized		150,000			150,000
Ordinary shares, issued		108,970			108,010
Common Stock, Shares, Outstanding		108,883			107,923
Treasury stock, shares		87			87

[1]	Excluding accrued interest of $776.
[2]	Excluding accrued interest of $781.